Note 13 - Income Taxes (Details) - Effective Income Tax Rate Reconciliation (USD $)	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation [Abstract]
Federal income tax											$ 2,391,039	$ 1,775,675
State income taxes net of federal income tax effect											196,959	86,913
Tax-exempt interest income											(570,292)	(507,294)
Bank-owned life insurance											(152,158)	(137,475)
Other items, net											106,417	73,312
Provision for income taxes	$ 438,642	$ 523,038	$ 593,808	$ 416,477	$ 363,646	$ 496,658	$ 94,650	$ 336,177	$ 1,741,974	$ 1,533,323	$ 1,971,965	$ 1,291,131